Income Taxes (Details) - Schedule of significant components of the deferred tax assets - CNY (¥)		Dec. 31, 2022	Dec. 31, 2021
Schedule of significant components of the deferred tax assets [Abstract]
Net operating loss carry-forwards		¥ 4,690,987	¥ 6,581,225
Allowance of doubtful accounts	[1]	2,098,876
Less: valuation allowance		(1,537,116)	(3,688,042)
Net deferred tax assets		¥ 5,252,747	¥ 2,893,183

[1]	Allowance of doubtful accounts was from the acquisition of Beijing P.X..